Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash Flows from Operating Activities
Net income	$ 4,426	$ 1,812	$ 6,791	$ 3	$ 8,284
Adjustments to the profit or loss items:
Depreciation and impairment	3,229	3,204	6,466	6,327	12,714
Financial expenses (income), net	1,151	726	2,751	2,811	1,635
Cost of share-based payment	235	214	476	629	1,314
Taxes on income	63	93	137	106	145
Loss (gain) from sale of property and equipment	(1)		(1)	(5)	(5)
Change in employee benefit liabilities, net	(7)	(32)	(11)	(40)	(125)
Adjustments to the profit or loss items	4,670	4,205	9,818	9,828	15,678
Changes in asset and liability items:
Increase (decrease) in trade receivables, net	(7,365)	(3,610)	(6,755)	2,696	7,835
Decrease (increase) in other accounts receivables	1,458	177	942	1,539	(1,150)
Decrease (increase) in inventories	5,634	(482)	9,765	(11,452)	(19,694)
Decrease (increase) in deferred expenses	127	(512)	239	3,042	2,814
Increase (decrease) in trade payables	3,693	1,276	(5,092)	(5,436)	(8,885)
Increase (decrease) in other accounts payables	1,013	(170)	(1,038)	(408)	765
Increase (decrease) in deferred revenues	1	(381)	(121)	3	113
Total Changes in asset and liability	4,561	(3,702)	(2,060)	(10,016)	(18,202)
Cash received (paid) during the period for:
Interest paid	(137)	(403)	(266)	(744)	(1,228)
Interest received	508		788	25
Taxes paid	(65)	(94)	(88)	(112)	(217)
Cash received (paid) during the year	306	(497)	434	(831)	(1,445)
Net cash provided by (used in) operating activities	13,963	1,818	14,983	(1,016)	4,315
Cash Flows from Investing Activities
Purchase of property and equipment and intangible assets	(3,010)	(1,030)	(5,692)	(2,147)	(5,850)
Proceeds from sale of property and equipment	1	(18)	1	6	7
Net cash used in investing activities	(3,009)	(1,048)	(5,691)	(2,141)	(5,843)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	1	2	2	3	4
Repayment of lease liabilities	(327)	(246)	(571)	(517)	(850)
Repayment of long-term loans		(1,111)		(2,222)	(17,407)
Proceeds from issuance of ordinary shares, net					58,231
Repayment of other long-term liabilities	(2,352)	(4,500)	(7,848)	(6,000)	(17,300)
Net cash provided by (used in) financing activities	(2,678)	(5,855)	(8,417)	(8,736)	22,678
Exchange differences on balances of cash and cash equivalent	77	(248)	31	(577)	233
Increase (decrease) in cash and cash equivalents	8,353	(5,333)	906	(12,470)	21,383
Cash and cash equivalents at the beginning of the period	48,194	27,121	55,641	34,258	34,258
Cash and cash equivalents at the end of the period	56,547	21,788	56,547	21,788	55,641
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	215	5	521	3,585	6,546
Purchase of property and equipment and Intangible assets	$ 272	$ 840	$ 272	$ 840	$ 646